UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                                ------------------------------

Check here if Amendment [X ]; Amendment Number:  4
                                                 ----------------------
This Amendment (Check only one.):   [ X] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Behrman Brothers Management Corp.
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Address:  126 East 56th Street
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          New York, New York  10022
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Form 13F File Number:        28-10657
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Grant G. Behrman
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Title:   President
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Phone:   212-339-6500
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Signature, Place, and Date of Signing:

/s/ Grant G. Behrman       New York, NY                      2/08/05
--------------------       ----------------                  --------
[Signature]                [City, State]                     [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:        0
                                          -------------------------------------

Form 13F Information Table Entry Total:   2
                                          -------------------------------------

Form 13F Information Table Value Total:   $135,478
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                                                  (thousands)

List of Other Included Managers:  None



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                                                      FORM 13F INFORMATION TABLE

   COLUMN 1         COLUMN 2          COLUMN 3    COLUMN 4       COLUMN 5             COLUMN 6    COLUMN 7      COLUMN 8
   ---------------  ---------------  ----------   --------  ----------------------    ----------  --------  ----------------
                                                  VALUE     SHRS OR      SH/  PUT/    INVESTMENT  OTHER        VOTINGAUTHORITY
NAME OF ISSUER      TITLE OF CLASS   CUSIP        (x$1000)  PRN AMT      PRN  CALL    DISCRETION  MANAGERS  SOLE   SHARED   NONE
-----------------------------------  ------       --------  -----------  ---- ----    ----------- --------  ----   ------   -------
MANAGEMENT
NETWORK GROUP
INC                 COM              561693 10 2  $29,298    12,467,282               SOLE                   X
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SANMINA SCI CORP    COM              800907 10 7  $106,180   12,536,002               SOLE                   X
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[Repeat as necessary]

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